SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023 (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT EVENTS IN THE PERIOD ENDED DECEMBER 31, 2023
Summary of significant impacts of the significant events on the financial statements

			Shareholder		Receivable
	Silicon		receivable		Silicon exit		Group14		Debt
in € thousand	receivables		CS		bonus		shares		funds
01/01/2023	—		65,589		—		—		(104,166)
Other income	—				4,700	(c)	—		—
Reversal of impairment	21,375	(a)	1,418	(e)	—		—		—
Finance income	—		3,173		—		—		15,852	(f)
Finance expense	—		—		—		—		(4,302)

Cash payments	—		(70,000)	(d)	—		—		70,000	(h)
Non-cash settlement of receivables	(17,664)	(b)	—		—		17,664		—
Non-cash settlement of loans	(2,800)	(g)	—		—		(17,664)	(i)	22,616
Other	(911)		(73)		—		—		—

12/31/2023	—		107		4,700		—		—